Statements of Net Assets Available for Benefits - Puerto Rico Group Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Plan interest in the Sanofi U.S. Group Savings Master Trust (Note 3)	$ 31,662,162	$ 30,517,199
Cash - interest bearing	12,008	22,209
Total investments	31,674,170	30,539,408
Receivables
Contributions receivable from participating employees	3,138	6,205
Contributions receivable from employer	56,388	43,149
Other receivable	1,085	1,162
Notes receivable from participants	144,926	117,806
Total receivables	205,537	168,322
Total Assets	31,879,707	30,707,730
LIABILITIES
Accrued administrative expenses	33,647	33,669
Net assets available for benefits	$ 31,846,060	$ 30,674,061